                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         Colden Capital Management LLC
Address:      230 Park Avenue, 7th Floor
              New York, NY 10169


Form 13F File Number: 28-06371

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kevin McLaughlin
Title:        Chief Financial Officer
Phone:        212-499-2550

Signature, Place, and Date of Signing:

         /s/  Kevin McLaughlin     New York, NY        10/17/01
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)




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[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     37

Form 13F Information Table Value Total:     $300,590
                                            [In thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                   Form 13F INFORMATION TABLE
                                                       September 30, 2001

   COLUMN 1          COLUMN 2      COLUMN 3     COLUMN 4      COLUMN 5             COLUMN 6       COLUMN 7      COLUMN 8
   ---------         --------      --------     --------      --------             ---------      --------      --------
                                                                             INVESTMENT DISCRETION          VOTING AUTHORITY
                                               MARKET                                     (c)
                      TITLE        CUSIP       VALUE     SHRS OR  SH/  PUT/   (a)  (b)   SHARED   OTHER     (a)   (b)    (c)
NAME OF ISSUER       OF CLASS      NUMBER      (x$1,000) PRN AMT  PRN  CALL  SOLE SHARED OTHER   MANAGERS  SOLE  SHARED  NONE
--------------       --------      ------      --------  -------  ---  ----  ---- ------ ------  --------  ----  ------  ----
AMERICAN INTERNATIONAL
   GROUP, INC.       Common Stock   026874107   15,270   195,763   SH        Sole               None    195,763   0      0
APPLIED MICRO CIRCUITS
   CORPORATION       Common Stock   03822W109      570    81,599   SH        Sole               None     81,599   0      0
BANCWEST CORPORATION Common Stock   059790105   18,223   521,700   SH        Sole               None    521,700   0      0
C.R. BARD, INC.      Common Stock   067383109    4,884    95,000   SH        Sole               None     95,000   0      0
CITIGROUP INC.       Common Stock   172967101   15,901   392,617   SH        Sole               None    392,617   0      0
COMPAQ COMPUTER
  CORPORATION        Common Stock   204493100      208    25,000   SH        Sole               None     25,000   0      0
CONOCO INC.-CL A     Common Stock   208251306   14,416   566,900   SH        Sole               None    566,900   0      0
DEUTSCHE TELEKOM AG  ADRS           251566105   14,940   963,894   SH        Sole               None    963,894   0      0
DIME BANCORP, INC.   Common Stock   25429Q102    1,966    50,000   SH        Sole               None     50,000   0      0
GPU INC.             Common Stock   36225X100    6,074   150,500   SH        Sole               None    150,500   0      0
HELLER FINANCIAL,
  INC.               Common Stock   423328103    3,288    62,300   SH        Sole               None     62,300   0      0
JDS UNIPHASE
  CORPORATION        Common Stock   46612J101    5,233   828,031   SH        Sole               None    828,031   0      0
JOHNSON & JOHNSON    Common Stock   478160104    8,342   150,575   SH        Sole               None    150,575   0      0
KERR-MCGEE CORP.     Common Stock   492386107      210     4,053   SH        Sole               None      4,053   0      0
MITCHELL ENERGY &
  DEVELOPMENT CORP.  Common Stock   606592202    2,676    53,400   SH        Sole               None     53,400   0      0
NEWPORT NEWS
  SHIPBUILDING INC.  Common Stock   652228107    6,807   101,300   SH        Sole               None    101,300   0      0
NIAGARA MOHAWK
  HOLDINGS INC.      Common Stock   653520106      778    45,825   SH        Sole               None     45,825   0      0
ORION POWER HOLDINGS,
   INC.              Common Stock   686286105      765    30,000   SH        Sole               None     30,000   0      0
PICTURETEL CORP.     Common Stock   720035302      548    91,600   SH        Sole               None     91,600   0      0
PRODIGY COMMUNICA-
 TIONS CORPORATION   Common Stock   74283P206    1,378   250,000   SH        Sole               None    250,000   0      0
RALSTON PURINA
  COMPANY            Common Stock   751277302   17,951   547,300   SH        Sole               None    547,300   0      0
SENSORMATIC
  ELECTRONICS
  CORPORATION        Common Stock   817265101   35,603 1,509,900   SH        Sole               None  1,509,900   0      0
SUN MICROSYSTEMS,
  INC.               Common Stock   866810104      846   102,350   SH        Sole               None    102,350   0      0
TEXACO INC.          Common Stock   881694103   43,485   669,000   SH        Sole               None    669,000   0      0




THE DOW CHEMICAL
  COMPANY            Common Stock   260543103   22,512   687,192   SH        Sole               None    687,192   0      0
THE NEWS CORPORATION
   LIMITED           ADRS           652487802    2,490   116,955   SH        Sole               None    116,955   0      0
TMP WORLDWIDE INC.   Common Stock   872941109      312    11,000   SH        Sole               None     11,000   0      0
TUCKER ANTHONY SUTRO
   CORPORATION       Common Stock   898647102    1,073    45,000   SH        Sole               None     45,000   0      0
TYCO INTERNATIONAL
   LTD.              Common Stock   902124106    9,279   203,925   SH        Sole               None    203,925   0      0
TYCO INTERNATIONAL
  LTD.               Options - Put  902124106      260     2,000   SH   PUT  Sole               None      2,000   0      0
UNITED PARCEL
  SERVICE, INC.      Common Stock   911312106    2,978    57,300   SH        Sole               None     57,300   0      0
VIACOM INC.-CL B     Common Stock   925524308   23,061   668,423   SH        Sole               None    668,423   0      0
VISHAY INTER-
  TECHNOLOGY, INC.   Common Stock   928298108    1,036    56,300   SH        Sole               None     56,300   0      0
WACHOVIA CORPORATION Common Stock   929903102    4,944   159,494   SH        Sole               None    159,494   0      0
WORLDCOM, INC. -
  MCI GROUP          Common Stock   98157D304      477    31,352   SH        Sole               None     31,352   0      0
WORLDCOM, INC. -
  WORLDCOM GROUP     Common Stock   98157D106   11,806   784,979   SH        Sole               None    784,979   0      0































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